Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Feb. 07, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Dec. 05, 2014	Oct. 31, 2014
C000015906
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Europe ETF Shares Net Asset Value
Account Value	$ 17,040	$ 17,333	$ 16,347	$ 15,781	$ 13,824	$ 15,533	$ 15,265	$ 14,544	$ 11,894	$ 13,147	$ 13,642	$ 15,258	$ 15,763	$ 15,624	$ 14,887	$ 13,413	$ 11,074	$ 11,601	$ 10,210	$ 12,453	$ 12,103	$ 11,576	$ 11,845		$ 10,984	$ 10,896	$ 12,144	$ 12,205	$ 12,760	$ 11,901	$ 11,471	$ 10,702	$ 9,798	$ 9,299	$ 9,496	$ 9,613	$ 9,011	$ 9,938	$ 10,506	$ 10,570	$ 9,796		$ 10,000
C000015904
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 17,010	17,302	16,321	15,756	13,801	15,508	15,242	14,521	11,878	13,128	13,622	15,239	15,744	15,606	14,868	13,400	11,064	11,591	10,202	12,446	12,097	11,569	11,841		10,980	10,894	12,142	12,200	12,755	11,896	11,466	10,698	9,793	9,295	9,493	9,614	9,012	9,939	10,507	10,571	9,796		10,000
C000015903
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 16,775	17,070	16,105	15,554	13,628	15,319	15,063	14,356	11,742	12,988	13,478	15,084	15,586	15,456	14,731	13,281	10,967	11,495	10,118	12,349	12,009	11,487	11,763		10,911	10,829	12,073	12,132	12,687	11,838	11,413	10,655	9,758	9,265	9,467	9,592	8,996	9,923	10,492	10,561	9,792		10,000
C000015905
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 8,523,008	8,668,330	8,174,692	7,892,463	6,912,716	7,767,237	7,634,674	7,273,384	5,948,504	6,574,319	6,821,997	7,628,948	7,882,121	7,813,206	7,444,197	6,708,343	5,537,675	5,802,528	5,105,111	6,229,210	6,054,851	5,789,270	5,926,227		5,493,668	5,450,550	6,075,547	6,103,711	6,380,324	5,951,583	5,735,983	5,350,656	4,898,886	4,649,494	4,747,802	4,808,430	4,506,501	4,970,848	5,253,741	5,284,657	4,897,149		5,000,000
C000096107
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 167,243,029	170,093,998	160,428,887	154,863,675	135,647,815	152,420,501	149,791,393	142,701,677	116,701,738	128,985,862	133,832,744	149,690,273	154,633,943	153,289,775	146,033,113	131,597,440	108,632,831	113,821,486	100,155,318	122,186,221	118,754,300	113,559,009	116,223,686		107,764,663	106,908,329	119,154,632	119,715,935	125,138,519	116,662,818	112,419,322	104,885,744	96,007,043	91,123,783	93,054,792	94,248,733	88,328,800	97,408,766	102,959,684	103,579,525	95,980,922	$ 100,000,000
C000015910
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Pacific ETF Shares Net Asset Value
Account Value	$ 15,937	16,479	15,477	15,166	13,465	14,994	14,044	14,344	11,916	13,489	13,801	14,877	15,885	15,904	15,930	15,338	12,887	12,288	11,220	12,788	12,799	12,168	12,392		12,065	11,685	12,815	13,185	13,689	12,611	11,914	11,152	10,643	10,346	10,137	9,549	9,089	9,707	10,192	10,590	9,597		10,000
C000015908
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 15,912	16,456	15,456	15,145	13,448	14,976	14,029	14,329	11,902	13,475	13,787	14,862	15,871	15,891	15,917	15,328	12,878	12,281	11,214	12,782	12,794	12,163	12,388		12,062	11,684	12,815	13,185	13,689	12,612	11,914	11,154	10,644	10,346	10,137	9,551	9,091	9,708	10,194	10,591	9,598		10,000
C000015907
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 15,690	16,235	15,247	14,952	13,281	14,794	13,858	14,163	11,771	13,320	13,638	14,704	15,711	15,731	15,763	15,185	12,765	12,174	11,125	12,680	12,698	12,079	12,305		11,987	11,608	12,734	13,105	13,615	12,553	11,859	11,108	10,605	10,313	10,110	9,522	9,077	9,693	10,181	10,584	9,592		10,000
C000015909
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 7,977,275	8,248,016	7,745,179	7,591,708	6,740,657	7,505,658	7,030,896	7,178,590	5,966,596	6,749,091	6,908,483	7,444,164	7,950,743	7,957,937	7,971,968	7,679,589	6,450,898	6,148,535	5,617,700	6,402,166	6,404,700	6,092,899	6,200,619		6,041,904	5,848,247	6,413,337	6,599,073	6,854,168	6,313,584	5,964,140	5,581,438	5,328,747	5,178,827	5,073,582	4,778,751	4,547,619	4,857,789	5,101,300	5,298,270	4,800,482		5,000,000
C000043572
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 16,330	16,316	15,390	14,797	13,222	14,803	14,138	14,111	11,710	13,099	13,571	15,004	15,463	15,337	15,164	14,232	11,911	11,910	10,486	12,356	12,134	11,683	11,903		11,299	10,890	12,071	12,248	12,903	11,885	11,380	10,628	9,970	9,606	9,555	9,327	8,646	9,495	10,045	10,500	9,627		10,000
C000105302
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 16,285	16,269	15,350	14,758	13,189	14,772	14,105	14,083	11,686	13,074	13,545	14,981	15,437	15,313	15,141	14,214	11,897	11,896	10,473	12,344	12,125	11,676	11,898		11,297	10,887	12,070	12,246	12,900	11,882	11,376	10,622	9,966	9,602	9,551	9,327	8,647	9,495	10,046	10,498	9,626		10,000
C000043573
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 8,163,834	8,156,069	7,693,656	7,397,586	6,610,150	7,401,577	7,068,110	7,054,910	5,855,209	6,550,291	6,785,744	7,503,241	7,732,299	7,669,453	7,582,587	7,116,945	5,956,264	5,956,497	5,243,767	6,180,155	6,069,534	5,844,107	5,955,185		5,652,647	5,447,463	6,038,439	6,125,835	6,453,085	5,943,658	5,690,931	5,313,952	4,985,769	4,803,164	4,778,042	4,665,174	4,324,771	4,748,430	5,023,435	5,250,279	4,814,118		5,000,000
C000096109
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 163,629,355	163,463,389	154,206,597	148,255,755	132,462,502	148,310,795	141,630,425	141,367,843	117,314,277	131,241,802	135,941,986	150,314,162	154,903,164	153,621,512	151,878,508	142,550,467	119,302,281	119,291,532	105,005,232	123,759,238	121,531,120	117,016,068	119,234,603		113,175,937	109,061,159	120,896,625	122,634,326	129,173,776	118,975,309	113,901,041	106,346,147	99,772,661	96,109,014	95,603,095	93,326,495	86,510,185	94,987,502	100,484,898	105,017,603	96,284,486		100,000,000
C000065038
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 23,956	23,433	21,614	20,790	18,132	20,075	18,508	18,338	16,451	17,816	18,068	19,829	20,540	19,911	19,265	17,519	14,885	14,798	12,992	14,838	14,193	13,813	13,811		12,849	12,605	13,526	13,154	13,875	12,710	12,145	11,524	10,900	10,265	10,347	9,918	9,189	9,977	10,325	10,486	9,786		10,000
C000209799
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 18,658	18,253	16,840	16,197	14,126	15,640	14,425	14,292	12,823	13,886	14,082	15,457	16,015	15,524	15,021	13,662	11,607	11,542	10,134	11,574	11,073	10,780	10,777	$ 10,000
C000065039
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,973,916	11,712,239	10,804,605	10,392,756	9,063,671	10,034,693	9,252,213	9,167,224	8,224,892	8,907,307	9,032,602	9,913,205	10,269,925	9,956,215	9,632,798	8,759,814	7,443,520	7,400,629	6,497,152	7,420,245	7,097,644	6,909,074	6,907,562		6,427,056	6,304,914	6,765,992	6,580,119	6,939,687	6,357,048	6,074,168	5,762,885	5,450,942	5,132,539	5,174,043	4,959,471	4,594,947	4,988,935	5,163,176	5,242,893	4,894,141		5,000,000
C000074581
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 15,815	15,865	14,938	14,515	12,899	14,681	13,934	14,069	11,882	13,470	14,183	15,521	16,623	16,493	16,018	14,505	12,103	12,019	10,348	12,561	12,202	11,820	12,120		11,574	11,269	12,916	13,198	13,784	12,643	12,094	11,289	10,519	10,183	10,289	10,025	9,059	9,781	10,135	10,624	9,633		10,000
C000209801
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 13,692	13,739	12,939	12,578	11,178	12,727	12,080	12,199	10,304	11,685	12,308	13,472	14,434	14,324	13,913	12,603	10,519	10,447	8,996	10,918	10,608	10,278	10,543	10,000
C000074580
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 7,897,988	7,923,667	7,461,567	7,250,994	6,444,531	7,335,657	6,962,827	7,031,039	5,938,768	6,733,083	7,090,329	7,759,769	8,311,774	8,248,740	8,011,868	7,255,250	6,054,247	6,012,247	5,176,760	6,283,980	6,103,428	5,912,945	6,063,236		5,790,317	5,637,722	6,461,562	6,602,030	6,895,207	6,324,014	6,049,395	5,646,439	5,261,224	5,092,705	5,146,762	5,014,741	4,531,367	4,891,641	5,068,566	5,313,523	4,817,092		5,000,000
C000092025
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 11,291	11,053	10,559	10,538	9,287	10,523	10,471	10,961	9,266	11,374	12,107	13,012	13,459	13,535	13,286	12,328	10,813	10,949	10,386	13,257	13,141	12,450	12,435		12,241	11,000	12,151	12,497	13,003	11,754	11,515	10,664	10,009	10,121	10,621	10,196	9,079	9,834	10,033	10,729	9,955		10,000
C000092024
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 11,243	11,025	10,536	10,510	9,267	10,500	10,450	10,954	9,256	11,357	12,082	12,986	13,426	13,501	13,253	12,219	10,785	10,918	10,358	13,221	13,106	12,415	12,402		12,209	10,971	12,121	12,467	12,971	11,725	11,486	10,638	9,983	10,095	10,594	10,171	9,060	9,809	10,007	10,701	9,930		9,975
C000092026
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 5,629,424	5,518,890	5,272,797	5,261,930	4,637,388	5,255,994	5,228,910	5,474,506	4,627,908	5,679,927	6,045,901	6,498,165	6,717,322	6,756,109	6,632,175	6,153,080	5,398,042	5,465,105	5,184,348	6,617,688	6,559,385	6,214,305	6,207,864		6,109,862	5,490,720	6,066,323	6,238,181	6,490,946	5,867,424	5,746,961	5,322,911	4,994,833	5,050,768	5,300,580	5,088,492	4,531,298	4,907,119	5,006,382	5,353,021	4,966,390		4,987,500
NACC2 Index: Spliced European Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced European Stock Index
Account Value	$ 16,996	17,318	16,461	15,914	13,769	15,575	15,276	14,473	11,927	13,090	13,804	15,134	15,808	15,661	14,954	13,514	11,106	11,662	10,264	12,519	12,129	11,718	11,864		11,026	10,948	12,191	12,273	12,814	11,917	11,470	10,720	9,796	9,313	9,525	9,630	8,974	10,017	10,562	10,626	9,826		10,000
NACC2 Index: Spliced European Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced European Stock Index
Account Value	$ 16,996	17,318	16,461	15,914	13,769	15,575	15,276	14,473	11,927	13,090	13,804	15,134	15,808	15,661	14,954	13,514	11,106	11,662	10,264	12,519	12,129	11,718	11,864		11,026	10,948	12,191	12,273	12,814	11,917	11,470	10,720	9,796	9,313	9,525	9,630	8,974	10,017	10,562	10,626	9,826		10,000
NACC2 Index: Spliced European Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced European Stock Index
Account Value	$ 16,996	17,318	16,461	15,914	13,769	15,575	15,276	14,473	11,927	13,090	13,804	15,134	15,808	15,661	14,954	13,514	11,106	11,662	10,264	12,519	12,129	11,718	11,864		11,026	10,948	12,191	12,273	12,814	11,917	11,470	10,720	9,796	9,313	9,525	9,630	8,974	10,017	10,562	10,626	9,826		10,000
NACC2 Index: Spliced European Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced European Stock Index
Account Value	$ 8,498,025	8,658,854	8,230,583	7,956,944	6,884,651	7,787,463	7,637,913	7,236,284	5,963,604	6,545,099	6,902,084	7,567,112	7,903,787	7,830,415	7,477,233	6,757,090	5,553,134	5,831,008	5,131,802	6,259,324	6,064,333	5,859,067	5,931,778		5,512,842	5,473,923	6,095,577	6,136,348	6,406,853	5,958,449	5,735,002	5,360,222	4,897,854	4,656,637	4,762,519	4,815,152	4,486,895	5,008,407	5,281,099	5,313,091	4,913,054		5,000,000
NACC2 Index: Spliced European Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced European Stock Index
Account Value	$ 166,063,441	169,206,273	160,837,259	155,489,961	134,535,829	152,178,061	149,255,649	141,407,237	116,537,275	127,900,514	134,876,506	147,872,088	154,451,190	153,017,404	146,115,726	132,043,119	108,516,106	113,946,157	100,282,677	122,316,051	118,505,659	114,494,474	115,915,353		107,728,741	106,968,214	119,116,214	119,912,928	125,198,976	116,436,543	112,070,074	104,746,327	95,711,013	90,997,289	93,066,361	94,094,889	87,680,285	97,871,372	103,200,153	103,825,331	96,008,029	100,000,000
NACC2 Index: Spliced Pacific Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Pacific Stock Index
Account Value	$ 16,467	16,879	15,973	15,734	13,652	15,324	14,296	14,592	12,186	13,694	14,233	15,028	16,181	16,194	16,283	15,684	13,097	12,489	11,563	13,258	13,112	12,508	12,589		12,278	11,918	13,016	13,494	13,936	12,789	12,131	11,359	10,880	10,560	10,385	9,985	9,145	9,990	10,417	10,844	9,864		10,000
NACC2 Index: Spliced Pacific Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Pacific Stock Index
Account Value	$ 16,467	16,879	15,973	15,734	13,652	15,324	14,296	14,592	12,186	13,694	14,233	15,028	16,181	16,194	16,283	15,684	13,097	12,489	11,563	13,258	13,112	12,508	12,589		12,278	11,918	13,016	13,494	13,936	12,789	12,131	11,359	10,880	10,560	10,385	9,985	9,145	9,990	10,417	10,844	9,864		10,000
NACC2 Index: Spliced Pacific Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Pacific Stock Index
Account Value	$ 16,467	16,879	15,973	15,734	13,652	15,324	14,296	14,592	12,186	13,694	14,233	15,028	16,181	16,194	16,283	15,684	13,097	12,489	11,563	13,258	13,112	12,508	12,589		12,278	11,918	13,016	13,494	13,936	12,789	12,131	11,359	10,880	10,560	10,385	9,985	9,145	9,990	10,417	10,844	9,864		10,000
NACC2 Index: Spliced Pacific Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Pacific Stock Index
Account Value	$ 8,233,631	8,439,704	7,986,689	7,866,777	6,826,183	7,661,889	7,148,230	7,295,955	6,093,027	6,847,020	7,116,737	7,514,086	8,090,611	8,096,939	8,141,630	7,842,088	6,548,657	6,244,327	5,781,440	6,629,234	6,556,192	6,253,994	6,294,304		6,138,965	5,959,237	6,507,878	6,746,793	6,967,831	6,394,305	6,065,644	5,679,334	5,440,005	5,279,865	5,192,529	4,992,507	4,572,500	4,995,102	5,208,682	5,422,240	4,932,175		5,000,000
NACC2 Index: FTSE All-World ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Account Value	$ 16,566	16,482	15,665	15,078	13,303	14,960	14,252	14,186	11,841	13,180	13,855	14,995	15,622	15,472	15,335	14,391	11,996	12,015	10,645	12,559	12,262	11,888	11,985		11,388	10,995	12,163	12,394	13,018	11,950	11,454	10,699	10,042	9,678	9,640	9,470	8,631	9,617	10,143	10,600	9,728		10,000
NACC2 Index: FTSE All-World ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Account Value	$ 16,566	16,482	15,665	15,078	13,303	14,960	14,252	14,186	11,841	13,180	13,855	14,995	15,622	15,472	15,335	14,391	11,996	12,015	10,645	12,559	12,262	11,888	11,985		11,388	10,995	12,163	12,394	13,018	11,950	11,454	10,699	10,042	9,678	9,640	9,470	8,631	9,617	10,143	10,600	9,728		10,000
NACC2 Index: FTSE All-World ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Account Value	$ 8,283,141	8,241,051	7,832,744	7,539,122	6,651,384	7,480,068	7,126,197	7,093,216	5,920,372	6,589,818	6,927,588	7,497,689	7,810,825	7,736,093	7,667,688	7,195,594	5,997,799	6,007,639	5,322,652	6,279,382	6,131,137	5,943,998	5,992,630		5,694,057	5,497,715	6,081,340	6,197,245	6,508,806	5,975,224	5,726,808	5,349,708	5,021,108	4,839,145	4,820,231	4,735,092	4,315,567	4,808,258	5,071,320	5,299,774	4,864,006		5,000,000
NACC2 Index: FTSE All-World ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Account Value	$ 165,662,824	164,821,020	156,654,887	150,782,433	133,027,673	149,601,353	142,523,937	141,864,315	118,407,437	131,796,355	138,551,753	149,953,773	156,216,497	154,721,867	153,353,756	143,911,887	119,955,984	120,152,774	106,453,048	125,587,630	122,622,749	118,879,950	119,852,593		113,881,149	109,954,296	121,626,802	123,944,905	130,176,119	119,504,475	114,536,164	106,994,154	100,422,152	96,782,890	96,404,617	94,701,842	86,311,343	96,165,153	101,426,394	105,995,477	97,280,117		100,000,000
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Account Value	$ 24,208	23,645	21,867	21,036	18,255	20,244	18,642	18,447	16,585	17,924	18,282	19,894	20,695	20,052	19,416	17,654	14,969	14,893	13,108	14,988	14,298	13,958	13,888		12,929	12,695	13,610	13,264	13,966	12,774	12,208	11,583	10,957	10,320	10,407	10,002	9,195	10,044	10,382	10,539	9,839		10,000
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Account Value	$ 18,745	18,308	16,932	16,289	14,135	15,676	14,435	14,284	12,842	13,879	14,156	15,404	16,025	15,527	15,034	13,670	11,591	11,532	10,150	11,605	11,071	10,808	10,754	10,000
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Account Value	$ 12,104,071	11,822,302	10,933,449	10,518,154	9,127,351	10,122,209	9,320,929	9,223,384	8,292,515	8,961,770	9,141,183	9,946,883	10,347,686	10,025,971	9,707,998	8,827,072	7,484,351	7,446,324	6,554,227	7,493,819	7,149,008	6,979,167	6,944,000		6,464,351	6,347,403	6,804,851	6,631,816	6,983,001	6,386,748	6,104,019	5,791,739	5,478,260	5,159,957	5,203,698	5,001,121	4,597,281	5,022,174	5,190,795	5,269,665	4,919,574		5,000,000
NACC2 Index: FTSE Global Small-Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Small-Cap ex US Index
Account Value	$ 15,805	15,803	14,969	14,562	12,781	14,608	13,821	13,933	11,824	13,335	14,250	15,322	16,548	16,424	15,987	14,480	12,020	11,958	10,361	12,593	12,178	11,882	12,068		11,542	11,263	12,900	13,246	13,802	12,640	12,088	11,300	10,536	10,208	10,326	10,122	9,029	9,873	10,219	10,708	9,717		10,000
NACC2 Index: FTSE Global Small-Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Small-Cap ex US Index
Account Value	$ 13,743	13,742	13,017	12,662	11,114	12,702	12,018	12,116	10,282	11,595	12,391	13,324	14,390	14,282	13,902	12,591	10,452	10,398	9,010	10,950	10,590	10,332	10,494	10,000
NACC2 Index: FTSE Global Small-Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Small-Cap ex US Index
Account Value	$ 7,902,467	7,901,647	7,484,716	7,280,996	6,390,475	7,303,801	6,910,325	6,966,552	5,912,084	6,667,354	7,125,062	7,661,177	8,274,124	8,212,084	7,993,519	7,240,199	6,009,761	5,978,934	5,180,631	6,296,606	6,089,224	5,941,021	6,033,891		5,771,127	5,631,702	6,450,045	6,622,902	6,900,748	6,319,979	6,043,863	5,650,155	5,268,239	5,104,138	5,163,246	5,061,001	4,514,729	4,936,279	5,109,534	5,353,911	4,858,424		5,000,000
NACC2 Index: S&P Global ex-U.S. Property Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global ex-U.S. Property Index
Account Value	$ 10,968	10,723	10,323	10,326	8,981	10,231	10,158	10,658	9,045	11,075	11,934	12,674	13,178	13,290	13,067	12,163	10,614	10,786	10,293	13,167	12,998	12,388	12,277		12,104	10,878	12,024	12,436	12,911	11,670	11,440	10,617	9,992	10,096	10,603	10,270	8,998	9,890	10,072	10,805	10,049		10,000
NACC2 Index: S&P Global ex-U.S. Property Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global ex-U.S. Property Index
Account Value	$ 10,968	10,723	10,323	10,326	8,981	10,231	10,158	10,658	9,045	11,075	11,934	12,674	13,178	13,290	13,067	12,163	10,614	10,786	10,293	13,167	12,998	12,388	12,277		12,104	10,878	12,024	12,436	12,911	11,670	11,440	10,617	9,992	10,096	10,603	10,270	8,998	9,890	10,072	10,805	10,049		10,000
NACC2 Index: S&P Global ex-U.S. Property Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global ex-U.S. Property Index
Account Value	$ 5,484,012	5,361,421	5,161,344	5,162,897	4,490,553	5,115,524	5,079,109	5,329,189	4,522,477	5,537,741	5,966,766	6,336,804	6,588,820	6,645,216	6,533,743	6,081,560	5,307,032	5,393,166	5,146,372	6,583,693	6,499,140	6,194,197	6,138,556		6,052,032	5,438,883	6,012,144	6,217,950	6,455,590	5,834,818	5,719,949	5,308,612	4,996,172	5,048,120	5,301,641	5,134,812	4,499,002	4,945,181	5,036,162	5,402,520	5,024,710		5,000,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 8,246,167	8,208,323	7,799,063	7,514,309	6,626,179	7,463,407	7,105,593	7,081,455	5,920,037	6,597,895	6,947,356	7,514,188	7,856,567	7,783,076	7,699,836	7,200,351	5,999,348	6,005,347	5,309,483	6,282,128	6,128,123	5,944,742	5,997,673		5,702,523	5,511,683	6,118,444	6,240,088	6,548,272	6,009,933	5,758,618	5,379,806	5,045,857	4,865,685	4,854,633	4,767,844	4,335,553	4,821,104	5,075,063	5,305,193	4,863,465		5,000,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 165,201,411	164,443,235	156,244,240	150,539,554	132,747,007	149,519,796	142,351,467	141,867,895	118,600,368	132,180,385	139,181,393	150,537,145	157,396,266	155,923,972	154,256,366	144,249,807	120,189,268	120,309,431	106,368,690	125,854,403	122,769,106	119,095,294	120,155,699		114,242,755	110,419,514	122,575,192	125,012,175	131,186,244	120,401,306	115,366,535	107,777,521	101,087,284	97,477,765	97,256,361	95,517,654	86,857,256	96,584,647	101,672,395	106,282,744	97,433,303	$ 100,000,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 8,246,167	8,208,323	7,799,063	7,514,309	6,626,179	7,463,407	7,105,593	7,081,455	5,920,037	6,597,895	6,947,356	7,514,188	7,856,567	7,783,076	7,699,836	7,200,351	5,999,348	6,005,347	5,309,483	6,282,128	6,128,123	5,944,742	5,997,673		5,702,523	5,511,683	6,118,444	6,240,088	6,548,272	6,009,933	5,758,618	5,379,806	5,045,857	4,865,685	4,854,633	4,767,844	4,335,553	4,821,104	5,075,063	5,305,193	4,863,465		5,000,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 8,246,167	8,208,323	7,799,063	7,514,309	6,626,179	7,463,407	7,105,593	7,081,455	5,920,037	6,597,895	6,947,356	7,514,188	7,856,567	7,783,076	7,699,836	7,200,351	5,999,348	6,005,347	5,309,483	6,282,128	6,128,123	5,944,742	5,997,673		5,702,523	5,511,683	6,118,444	6,240,088	6,548,272	6,009,933	5,758,618	5,379,806	5,045,857	4,865,685	4,854,633	4,767,844	4,335,553	4,821,104	5,075,063	5,305,193	4,863,465		5,000,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 164,923,349	164,166,450	155,981,255	150,286,171	132,523,572	149,268,130	142,111,866	141,629,108	118,400,744	131,957,904	138,947,128	150,283,766	157,131,342	155,661,526	153,996,727	144,007,011	119,986,969	120,106,930	106,189,654	125,642,569	122,562,465	118,894,837	119,953,457		114,050,466	110,233,660	122,368,878	124,801,759	130,965,436	120,198,651	115,172,354	107,596,113	100,917,137	97,313,694	97,092,662	95,356,882	86,711,061	96,422,079	101,501,264	106,103,852	97,269,306		100,000,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	16,417	15,598	15,029	13,252	14,927	14,211	14,163	11,840	13,196	13,895	15,028	15,713	15,566	15,400	14,401	11,999	12,011	10,619	12,564	12,256	11,889	11,995		11,405	11,023	12,237	12,480	13,097	12,020	11,517	10,760	10,092	9,731	9,709	9,536	8,671	9,642	10,150	10,610	9,727		10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 14,537	14,470	13,749	13,247	11,681	13,157	12,526	12,484	10,436	11,631	12,247	13,247	13,850	13,721	13,574	12,693	10,576	10,587	9,360	11,075	10,803	10,480	10,573	$ 10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 8,246,167	8,208,323	7,799,063	7,514,309	6,626,179	7,463,407	7,105,593	7,081,455	5,920,037	6,597,895	6,947,356	7,514,188	7,856,567	7,783,076	7,699,836	7,200,351	5,999,348	6,005,347	5,309,483	6,282,128	6,128,123	5,944,742	5,997,673		5,702,523	5,511,683	6,118,444	6,240,088	6,548,272	6,009,933	5,758,618	5,379,806	5,045,857	4,865,685	4,854,633	4,767,844	4,335,553	4,821,104	5,075,063	5,305,193	4,863,465		5,000,000
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Account Value	$ 15,972	15,903	15,119	14,560	12,846	14,491	13,830	13,752	11,463	12,777	13,420	14,585	15,228	15,079	14,963	14,075	11,745	11,800	10,465	12,352	12,059	11,723	11,827		11,235	10,838	11,995	12,222	12,852	11,812	11,323	10,544	9,910	9,553	9,515	9,365	8,536	9,532	10,073	10,556	9,695		10,000
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Account Value	$ 15,972	15,903	15,119	14,560	12,846	14,491	13,830	13,752	11,463	12,777	13,420	14,585	15,228	15,079	14,963	14,075	11,745	11,800	10,465	12,352	12,059	11,723	11,827		11,235	10,835	11,995	12,222	12,852	11,812	11,323	10,544	9,910	9,553	9,515	9,365	8,536	9,532	10,073	10,556	9,695		10,000
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Account Value	$ 7,986,184	$ 8,332,716	$ 7,909,190	$ 7,602,572	$ 6,703,810	$ 7,555,632	$ 7,197,761	$ 7,143,786	$ 5,950,339	$ 6,626,213	$ 6,947,132	$ 7,537,559	$ 7,865,620	$ 7,780,153	$ 7,710,650	$ 7,242,681	$ 6,040,023	$ 6,063,935	$ 5,370,930	$ 6,328,313	$ 6,174,957	$ 5,997,590	$ 6,039,342		$ 5,727,188	$ 5,521,236	$ 6,106,202	$ 6,210,432	$ 6,518,884	$ 5,988,117	$ 5,736,341	$ 5,333,074	$ 5,004,130	$ 4,821,293	$ 4,798,148	$ 4,714,430	$ 4,289,301	$ 4,786,867	$ 5,054,967	$ 5,289,116	$ 4,850,365		$ 5,000,000